Equity Investments in Subsidiaries, Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Summary of Equity Investments in Subsidiaries
The interest and shareholding percentages in companies over which the Group exerts control, and which are consolidated by the Group, are detailed below:

	Direct and Indirect Shareholding		Equity Investment %
Company	12.31.24	12.31.23	12.31.24	12.31.23
Agri Tech Investments Argentina S.A.U.	199,937	199,937	100.00%	100.00%
Agri Tech Investments LLC	100	100	100.00%	100.00%
Banco de Galicia y Buenos Aires S.A.U.	668,549,353	668,549,353	100.00%	100.00%
Banco GGAL S.A.	1,244,048,856	—	99.99%	—%
Galicia Asset Management S.A.U.	20,000	20,000	100.00%	100.00%
Galicia Broker Asesores de Seguros S.A.	71,310	71,310	99.99%	99.99%
Galicia Capital US LLC	1,000	1,000	100.00%	100.00%
Galicia Holdings US Inc.	1,000	1,000	100.00%	100.00%
Galicia Investments LLC	100	100	100.00%	100.00%
Galicia Retiro Compañía de Seguros S.A.U.	27,727,278	27,727,278	100.00%	100.00%
Galicia Securities S.A.U.	95,392,000	95,392,000	100.00%	100.00%
Galicia Seguros S.A.U.	1,830,887	1,830,887	100.00%	100.00%
Galicia Ventures LP	1,000	1,000	100.00%	100.00%
Galicia Warrants S.A.	1,000,000	1,000,000	100.00%	100.00%
GGAL Asset Management S.A. S.G.F.C.I.	1,791,487	—	100.00%	—%
GGAL Holdings S.A.	748,712,987,065	—	100.00%	—%
GGAL Participaciones S.A.U.	11,513,929	—	100.00%	—%
GGAL Seguros S.A.(*)	37,855,000	—	100.00%	—%
GGAL Seguros de Retiro S.A.(*)	49,803,430	—	100.00%	—%
IGAM LLC	100	100	100.00%	100.00%
INVIU S.A.U.	809,611,333	809,611,333	100.00%	100.00%
INVIU Capital Markets Limited	1	1	100.00%	100.00%
INVIU Manager Investment Ltd.	1	—	100.00%	—%
INVIU México S.A.P.I. de C.V.	1,500	—	100.00%	—%
INVIU Perú S.A.B. S.A.C.	2,439,992	—	100.00%	—%
INVIU Technology Limited	1	1	100.00%	100.00%
INVIU Uruguay Agente de Valores S.A.	300,000,000	300,000,000	100.00%	100.00%
Naranja Digital Compañía Financiera S.A.U.	1,712,567,500	1,712,567,500	100.00%	100.00%
Nera Paraguay S.A.	1,000	—	100.00%	—%
Nera Uruguay S.A.	30,133	10,000	100.00%	100.00%
NHI(UK) Limited	19,000,000	—	100.00%	—%
N-xers S.A. de C.V.	405,816,000	—	100.00%	—%
Sudamericana Holding S.A.	32,717,429	32,717,429	100.00%	100.00%
Sudamericana Seguros Galicia S.A.(*)	4,512,697,946	4,512,697,946	99.43%	99.43%
Tarjeta Naranja S.A.U.	2,896	2,896	100.00%	100.00%
Tarjetas Regionales S.A.	1,756,704,458	1,756,704,458	100.00%	100.00%
Vestly Asset Management LLC	100	—	100.00%	—%
Vestly México S.A. de C.V.	1,500	—	100.00%	—%
Well Assistance S.A.U.	100,000	100,000	100.00%	100.00%
(*) As of the date of issuance of these financial statements, the process of change of name is pending approval by the Superintendence of Insurance of the Nation.

Summary of Balances of Subsidiaries, According to the IFRS-based Accounting Framework
The following are the balances of subsidiaries, according to IFRS as of the indicated dates:

	12.31.24
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss) (*)
Agri Tech Investments Argentina S.A.U.	3,381,044	1,890,258	1,490,786	(3,725,267)
Agri Tech Investments LLC	1,654,863	153,508	1,501,355	(2,391,008)
Banco de Galicia y Buenos Aires S.A.U.	23,505,953,188	18,732,152,087	4,773,801,101	1,472,223,337
Banco GGAL S.A. (**)	6,131,357,353	4,523,001,988	1,608,355,365	(177,773,065)
Galicia Asset Management S.A.U.	92,776,086	34,622,532	58,153,554	74,097,938
Galicia Broker Asesores de Seguros S.A.	3,097,452	1,039,828	2,057,624	2,709,592
Galicia Capital US LLC	4,044,746	1,628,435	2,416,311	(1,363,857)
Galicia Holdings US Inc.	5,601,702	—	5,601,702	(2,070,785)
Galicia Investments LLC	26,466	—	26,466	(12,875)
Galicia Retiro Compañía de Seguros S.A.U. (***)	6,647,909	6,177,906	470,003	(1,387,891)
Galicia Securities S.A.U.	178,224,997	137,552,002	40,672,995	26,339,474
Galicia Seguros S.A.U. (***)	53,612,927	27,068,545	26,544,382	3,308,011
Galicia Ventures LP	2,646,633	—	2,646,633	(1,127,333)
Galicia Warrants S.A.	13,455,580	4,229,671	9,225,909	1,124,242
GGAL Asset Management S.A. S.G.F.C.I. (**)	24,585,321	5,209,384	19,375,937	689,708
GGAL Holdings S.A. (**)	1,771,916,609	4,290,320	1,767,626,289	(185,723,592)
GGAL Participaciones S.A.U. (**)	7,952,338	1,948,462	6,003,876	(2,896,417)
GGAL Seguros S.A. (**)	258,770	201,772	56,998	7,503
GGAL Seguros de Retiro S.A. (**)	383,457	345,924	37,533	3,003
IGAM LLC	22,359,939	3,177	22,356,762	(12,658,998)
INVIU S.A.U.	136,948,914	126,923,384	10,025,530	(8,297,105)
INVIU Capital Markets Limited	2,446,707	280,652	2,166,055	122,012
INVIU Manager Investment Ltd.	132,487	25,221	107,266	(4,204)
INVIU México S.A.P.I. de C.V.	86	—	86	74
INVIU Perú S.A.B. S.A.C.	740,515	193,454	547,061	(144,147)
INVIU Technology Limited	277,617	167,942	109,675	103,974
INVIU Uruguay Agente de Valores S.A.	3,340,409	1,682,440	1,657,969	3,207
Naranja Digital Compañía Financiera S.A.U.	1,753,107,299	1,661,763,417	91,343,882	55,215,460
Nera Paraguay S.A.	153,508	—	153,508	(29,579)
Nera Uruguay S.A.	2,265	23,354	(21,089)	(20,563)
NHI(UK) Limited	22,428,400	—	22,428,400	64,707
N-xers S.A. de C.V.	22,428,936	—	22,428,936	44,120
Sudamericana Holding S.A. (***)	45,238,985	1,194,950	44,044,035	(18,035,597)
Sudamericana Seguros Galicia S.A. (***)	276,974,673	264,190,792	12,783,881	(24,246,120)
Tarjeta Naranja S.A.U.	3,752,961,601	3,029,305,652	723,655,949	201,411,703
Tarjetas Regionales S.A.	875,936,093	20,639,616	855,296,477	253,404,499
Vestly Asset Management LLC	112	—	112	17
Vestly México S.A. de C.V.	81	—	81	71
Well Assistance S.A.U. (***)	78,732	23,696	55,036	49,532
____________________
(*)    Income attributable to the shareholders of the parent.
(**)Results corresponding to the month of December 2024.
(***) Results for the 12-month period ended December 31, 2024.

	12.31.23
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss) (*)
Agri Tech Investments Argentina S.A.U.	6,590,784	2,138,789	4,451,995	(1,847,597)
Agri Tech Investments LLC	3,081,466	—	3,081,466	(3,242,603)
Banco de Galicia y Buenos Aires S.A.U.	20,481,294,158	16,576,835,097	3,904,459,061	665,849,984
Cobranzas Regionales S.A.	—	—	—	(8,782,255)
Galicia Asset Management S.A.U.	68,033,711	22,552,671	45,481,040	58,400,010
Galicia Broker Asesores de Seguros S.A. (**)	3,884,222	1,269,666	2,614,556	3,468,608
Galicia Capital US LLC	95,572	—	95,572	(37,019)
Galicia Holdings US Inc.	95,591	95,572	19	9
Galicia Investments LLC	18,895	—	18,895	(17,025)
Galicia Retiro Compañía de Seguros S.A.U. (**)	9,175,317	7,317,421	1,857,896	257,187
Galicia Securities S.A.U.	136,988,036	110,218,158	26,769,878	30,219,428
Galicia Seguros S.A.U. (**)	54,157,561	20,779,602	33,377,959	16,672,843
Galicia Ventures LP	1,889,567	—	1,889,567	520,398
Galicia Warrants S.A.	13,192,880	4,485,373	8,707,507	396,039
IGAM LLC	28,358,974	5,320	28,353,654	3,525,175
INVIU S.A.U.	118,046,933	99,724,299	18,322,634	1,320,703
INVIU Capital Markets Limited	43,043	40	43,003	22,231
INVIU Technology Limited	6,596	—	6,596	(5,816)
INVIU Uruguay Agente de Valores S.A.	4,396,549	2,741,788	1,654,761	(881,065)
Naranja Digital Compañía Financiera S.A.U.	581,135,881	545,699,851	35,436,030	(15,981,726)
Nera Uruguay S.A.(****)	—	1,251	(1,251)	610
Sudamericana Holding S.A. (**)	76,849,308	5,886,538	70,962,770	27,569,329
Sudamericana Seguros Galicia S.A.(*****)	376,447,540	339,417,539	37,030,001	1,076,195
Tarjeta Naranja S.A.U.	2,619,158,876	2,059,177,310	559,981,566	67,456,378
Tarjetas Regionales S.A.	648,697,780	26,796	648,670,984	36,504,413
Well Assistance S.A.U. (***)	1,310	7,852	(6,542)	(6,542)
____________________
((*)    Income attributable to the shareholders of the parent.
(**)    Net income for the nine-month period ended September 30, 2023.
(***) Net income for the twelve-month period ended December 31, 2023.
(****) Net income for the six-month period ended December 31, 2023.
(*****) Net income for the three-month period ended December 31, 2023.

Summary of Investments in Associates

Company	Equity Investment %	Place of Business	12.31.24	12.31.23
Play Digital S.A.	19.75%	CABA	4,438,050	6,266,081
The movements of such investment are as follows:

Company	12.31.23	Contributions	Purchase of shares	Profit Sharing in income (loss) for the Year	12.31.24
Play Digital S.A.	6,266,081	617,537	3,302,772	(5,748,340)	4,438,050

Company	12.31.22	Contributions	Sales of shares	Profit Sharing in income (loss) for the Year	12.31.23
Play Digital S.A.	4,909,037	5,687,822	271,616	(4,602,394)	6,266,081
The basic information regarding Grupo Financiero Galicia’s associates is detailed as follows:

	Profit Sharing in income (loss) for the Year (*)
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss)
Play Digital S.A.	36,533,909	25,312,455	11,221,454	(17,052,392)
(*) Balances according to financial statements as of September 31, 2024, restated in closing currency.

Summary of Assets and Liabilities from Acquisitions
The Assets and Liabilities arising from the acquisition are detailed below:

Item	Fair value
Assets
Cash and Due from Banks	6,043,199
Investments	181,733,506
Property, Plant and Equipment	5,601,966
Reinsurance Contract Assets	37,981,302
Other Assets	29,236,364
Total Assets	260,596,337
Liabilities
Provisions	1,328,169
Insurance Contracts Liabilities	201,248,821
Other Liabilities	19,913,151
Total Liabilities	222,490,141
Net Assets	38,106,196
Non-controlling Interest (*)	(215,725)
Net Assets Acquired	37,890,471
(*) Non-controlling Interest is proportionate to Purchase Price Allocation.

Item	Fair Value
Assets
Cash and Due from Banks	1,423,216,225
Debt Securities at Fair Value through Profit or Loss	93,305,406
Derivative Financial Instruments	7,769,401
Repurchase Transactions	1,624,555
Other Financial Assets	313,969,788
Loans and Other Financing	2,244,454,674
Other Debt Securities	1,497,715,696
Financial Assets Pledged as Collateral	176,240,249
Investments in Equity Instruments	10,974,607
Investment in Associates and Joint Ventures	117,719,279
Property, Plant and Equipment	232,697,990
Intangible Assets Core Deposits	40,200,415
Intangible Assets	20,259,004
Deferred Income Tax Assets	72,765,009
Other Non-financial Assets	112,790,856
Non-current Assets Held for Sale	15,747,916
Total Assets	6,381,451,070
Liabilities
Deposits	3,773,249,991
Derivative Financial Instruments	5,632,717
Repurchase Transactions	13,245,078
Other Financial Liabilities	256,751,333
Financing from the Argentine Central Bank and Other Financial Institutions	6,856,473
Subordinated Debt Securities	102,634,874
Provisions	31,613,708
Deferred Income Tax Liabilities	48,768,064
Other Non-Financial Liabilities	195,682,656
Total Liabilities	4,434,434,894
Net Assets	1,947,016,176
Non-controlling Interest (*)	(110,203)
Net assets acquired	1,946,905,973
(*) Non-controlling Interest is proportionate to Purchase Price Allocation.

Summary of Materialized Transfers
On December 6, 2024, it was materialized through the transfer of the Direct Participation according to the following detail:

			Grupo Financiero Galicia S.A.		Banco de Galicia y Buenos Aires S.A.
				42.11%		57.89%
Acquired company	Capital Stock	Total shares acquired	Shares	% of ownership	Shares	% of ownership
GGAL Holdings S.A. (ex - HSBC Argentina Holdings S.A.)	1,184,364,392	1,180,367,030	497,052,556	41.968%	683,314,474	57.695%
GGAL Participaciones S.A.U. (ex - HSBC Participaciones S.A.)	11,513,929	65,222	27,465	0.239%	37,757	0.328%
Banco GGAL S.A. (ex - HSBC Bank Argentina S.A.)	1,244,125,589	103,739	43,684	0.004%	60,055	0.005%

Summary of Fair Value of Acquired Net Assets
The fair value of the acquired net assets at the closing currency exchange rate amounts to Ps.1,946,905,973, as detailed below:

Item	Fair value
GGAL Holdings S.A. (ex - HSBC Argentina Holdings S.A.)	1,946,706,593
GGAL Participaciones S.A.U. (ex - HSBC Participaciones S.A.)	50,417
Banco GGAL S.A. (ex - HSBC Bank Argentina S.A.)	148,963
Total	1,946,905,973